Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                             Philadelphia, PA 19103
                              www.drinkerbiddle.com
                              _____________________


December 6, 2006

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

             Re: The Roxbury Funds
                 (1933 Act Registration No. 333-135573)

Ladies and Gentlemen:

On behalf of The Roxbury Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), please accept this letter as certification that: (i) the combined proxy statement/prospectus and statement of additional information, each dated December 4, 2006, that would have been filed under paragraph (b) of Rule 497 under the 1933 Act would not have differed from the combined proxy statement/prospectus and statement of additional information contained in the Trust's Post-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-14 under the 1933 Act ("Post-Effective Amendment No. 1"), which was filed on December 1, 2006; and (ii) the text of Post-Effective Amendment No. 1 has been filed electronically.

                                           Sincerely,

                                           /s/ Edward T. Searle
                                           Edward T. Searle